Other capital reserve (Tables)	12 Months Ended
Mar. 31, 2019
Other capital reserve
Schedule of changes in other capital reserves

	Share-based	Equity
Other capital reserves	payments	Instruments	Warrant	Total
March 31, 2017	733,107	341	—	733,448
Share-based payments expense during the year	734,512	—	—	734,512
Issuance of warrants (refer to Note 32)	—	—	23,258	23,258
Exercised during the year	(650,860)	—	—	(650,860)
Forfeited during the year	(4,592)	—	—	(4,592)
Expired during the year	(2,802)	—	—	(2,802)
March 31, 2018	809,365	341	23,258	832,964
Share-based payments expense during the year	295,680	—	—	295,680
Exercised during the year	(376,339)	—	—	(376,339)
Forfeited during the year	(13,447)	—	—	(13,447)
Expired during the year	(2,870)	—	—	(2,870)
March 31, 2019	712,389	341	23,258	735,988

2006 Share Plan and 2006 India Share Plan
Other capital reserve
Summary of changes in share options outstanding

	March 31,
	2018		2019
				Weighted
		Weighted		average
		average EP		EP per
	No. of shares*	per share	No. of shares*	share
Number of options outstanding at the beginning of the year	698,965	279.43	657,130	287.05
Granted during the year	—	—	—	—
Forfeited during the year	6,913	289.04	1,785	348.84
Expired during the year	—	—	2,581	270.10
Exercised during the year	34,922	167.39	184	300.11
Number of options outstanding at the end of the year	657,130	287.05	652,580	304.92

Vested	656,454	287.06	652,580	304.92

*     On December 16, 2016, the Parent Company effectuated a reverse 5.4242194‑for-one share split of its ordinary shares as well as a reverse 5.4242194‑for-one adjustment with respect to the number of ordinary shares underlying its share options and a corresponding adjustment to the exercise prices of such options.

Summary of changes in RSUs outstanding

	March 31,
	2018	2019
	No. of shares	No. of shares
Number of RSU’s outstanding at the beginning of the year	1,684,024	719,575
Granted during the year	—	—
Forfeited during the year	3,606	372
Expired during the year	724	738
Vested during the year	960,119	718,465
Number of RSU’s outstanding at the end of the year	719,575	—

Vested and not exercised	—	643,147

2016 Stock Option and Incentive Plan
Other capital reserve
Summary of changes in share options outstanding

	March 31, 2018		March 31, 2019
				Weighted
		Weighted		average
		average EP		EP per
	No. of shares	per share	No. of shares	share
Number of options outstanding at the beginning of the year	—	—	337,749	591.99
Granted during the year	337,749	591.99	29,269	406.10
Forfeited during the year	—		54,389	668.82
Number of options outstanding at the end of the year	337,749	591.99	312,629	601.01
Vested	18,550	606.26	127,705	590.06

Summary of inputs used to calculate fair value of options

	March 31, 2018	March 31, 2019
Weighted average Fair value of ordinary share at the measurement date (USD)	7.09	5.67
Risk—free interest rate (%)	2.31% - 2.42%	2.76% - 2.80%
Expected volatility (%)	36.10% - 36.55%	38.63% - 40.64%
Expected life of share options	2.52 - 4.95	2.27 - 4.98
Dividend Yield	0.00%	0.00%
Model used	Black-Scholes Valuation	Black-Scholes Valuation

Summary of changes in RSUs outstanding

	March 31, 2018	March 31, 2019
	No. of shares	No. of shares
Number of RSU’s outstanding at the beginning of the year	—	547,390
Granted during the year	603,792	—
Forfeited during the year	6,535	13,124
Expired during the year	283	3,645
Vested during the year	49,584	249,735
Number of RSU’s outstanding at the end of the year	547,390	280,886

Vested and not exercised	—	263,115

Summary of inputs used to calculate fair value of RSUs

March 31,
2018
Weighted average Fair value of ordinary share at the measurement date (USD)	6.68
Risk—free interest rate (%)	2% - 2.5%
Expected volatility (%)	35% - 37%
Expected life of RSU's	0 - 4 Years
Dividend Yield	0%
Model used	Black-Scholes Valuation